COMMITMENTS AND CONTINGENCIES - Summary of Cash Flow Transactions Arising from Lease Transaction (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 287,537	$ 279,160	$ 372,214	$ 361,324
Right-of-use assets obtained in exchange for new operating lease liabilities			$ 263,939	$ 934,584